Goodwill and Other Acquired Intangible Assets Goodwill and Other Acquired Intangible Assets (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2018	Mar. 23, 2018	Jan. 12, 2018	Dec. 31, 2017	Jul. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Title plant assets	$ 6,800			$ 6,800			$ 6,700
Business Acquisition [Line Items]
Goodwill acquired and adjustments during the year				46,631
Sabadell United
Business Acquisition [Line Items]
Goodwill acquired and adjustments during the year			$ 21,000	$ 21,000
Core deposit intangible assets								$ 66,600
Gibraltar Private Bank & Trust Company
Business Acquisition [Line Items]
Goodwill acquired and adjustments during the year	$ 14,600
Core deposit intangible assets					$ 18,529
Solomon Parks Title & Escrow
Business Acquisition [Line Items]
Goodwill acquired and adjustments during the year		$ 3,400
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Non-compete Agreement						$ 156